Note 34 - Income Taxes - Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) (Detail) - Deutsche Bank AG [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of the Difference between the expected tax and actual tax [Line Items]
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3 % for previous year (year n-1) and the year before previous year (year n-2))		€ 2,098	€ 2,490	€ 1,705
Foreign rate differential		(192)	(85)	(115)
Tax-exempt gains on securities and other income		(246)	(319)	(217)
Loss (income) on equity method investments		(6)	0	(12)
Nondeductible expenses		520	392	429
Impairments of goodwill		0	55	0
Changes in recognition and measurement of deferred tax assets	[1]	(59)	(1,238)	(1,891)
Effect of changes in tax law and/or tax rate		23	7	(19)
Effect related to share-based payments		(1)	0	(5)
Other	[1]	85	201	18
Actual income tax expense (benefit)		€ 2,223	€ 1,503	€ (107)

[1]	Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.